Cover Page	Nov. 04, 2021	Aug. 12, 2021
Cover [Abstract]
Document Type		8-K
Document Period End Date	Nov. 04, 2021
Entity Registrant Name		Seer, Inc.
Entity File Number		001-39747
Entity Incorporation, State or Country Code		DE
Entity Tax Identification Number		82-1153150
Entity Address, Address Line One		3800 Bridge Parkway
Entity Address, Address Line Two		Suite 102
Entity Address, City or Town		Redwood City
Entity Address, State or Province		CA
Entity Address, Postal Zip Code		94065
City Area Code		650
Local Phone Number		453-0000
Written Communications		false
Soliciting Material		false
Pre-commencement Tender Offer		false
Pre-commencement Issuer Tender Offer		false
Title of 12(b) Security		Class A Common Stock, par value $0.00001 per share
Trading Symbol		SEER
Entity Emerging Growth Company		true
Entity Ex Transition Period		false
Entity Central Index Key		0001726445
Document Fiscal Year Focus		2021
Document Fiscal Period Focus		Q3
Amendment Flag		false